Summary of Significant Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	Jan. 08, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash equivalents		$ 0	$ 0
Impairment of long-lived assets		0	0
Derivative financial instruments		0	0
Number of restricted shares pledged	200,267
Value of restricted shares	$ 7,610,147
Unearned revenue		249,094	249,094
Uncertain tax positions		$ 0	$ 0
Cash received in connection with intellectual property license and royalty agreement				$ 200,000
Notes Receivable [Member]
Maturity date		Dec. 31, 2021
Interest rate		6.00%
Impairment charge		$ 100,000